DEBT AND FINANCE LEASE LIABILITIES - Interest Expense (Details) - Convertible Notes Payable $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Contractual interest expense	$ 12,937
Amortization of debt discount and issuance costs	2,156
Total interest expense	$ 15,093